OPERATING REVENUE - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Service revenues	$ 3,846	$ 3,576	$ 3,600
Sale of equipment and accessories	25	19	28
Other revenues	133	103	127
Total operating revenues	4,004	3,698	3,755
Unused provision reversed, other provisions	11	9
Legal provision
Disclosure of operating segments [line items]
Unused provision reversed, other provisions	0	0
Pakistan | Legal provision
Disclosure of operating segments [line items]
Unused provision reversed, other provisions		29
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	9	6	14
Other revenues	103	73	102
Total operating revenues	1,382	1,119	1,285
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	1
Other revenues	10	7	5
Total operating revenues	925	919	971
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	14	12	13
Other revenues	13	13	10
Total operating revenues	854	774	636
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0
Other revenues	6	9	10
Total operating revenues	520	570	576
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	0	0
Other revenues	0	1	0
Total operating revenues	273	268	233
Operating segments | Others
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	0	0
Other revenues	0	0	0
Total operating revenues	55	55	66
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	1	0
Other revenues	1	0	0
Total operating revenues	(5)	(7)	(12)
Mobile
Disclosure of operating segments [line items]
Service revenues	3,623	3,362	3,428
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	1,245	1,021	1,169
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	865	859	906
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	677	603	497
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	514	561	566
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	272	267	232
Mobile | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	54	55	66
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	(4)	(4)	(8)
Fixed
Disclosure of operating segments [line items]
Service revenues	223	214	172
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	25	19	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	50	53	59
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	150	146	116
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0	0
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	0	1
Fixed | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	0	0	0
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ (2)	$ (4)	$ (4)